PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Schedule of Outstanding Balances Between the Group and the Related Party Transactions and Balances	The balances between the Group and related parties as of December 31, 2022 and 2021 are as follows:

	2022	2021
Related parties:
InterCement Brasil S.A.
Accounts payable	(30,087)	(193,657)
InterCement Trading e Inversiones S.A.
Other receivables	419,598	514,561
Accounts payable	(165,879)	(42,412)
Intercement Participações S.A.
Other receivables	380,879	344,671
Accounts payable	(740,659)	(530,762)
InterCement Trading e Inversiones Argentina S.L
Other receivables	85,182	—
Other liabilities – dividends payable	(1,824,337)	—

Summary of Balances of Related Party Transactions
Total related-party balances per item as of December 31, 2022 and 2021 are as follows:

	2022	2021
Other receivables	885,659	859,232
Accounts payable	(936,625)	(766,831)
Other liabilities – dividends payable	(1,824,337)	—

Schedule of Transactions Between the Group and Parent Companies, Associates and Related Parties
The transactions between the Group and related parties during the fiscal years ended December 31, 2022, 2021, and 2020 respectively, are detailed below:

	2022	2021	2020
InterCement Brasil S.A. - purchases of goods and services	—	—	(384)
InterCement Trading e Inversiones S.A. - services provided	—	7,699	138,623
Intercement Participações S.A. - services received	(1,384,925)	(1,381,792)	(628,972)
Intercement Participações S.A. - services received	76,507	264,590	138,586
InterCement Portugal S.A. - services received	—	—	(673,084)